Noncontrolling Interest	6 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

NOTE 4 — NONCONTROLLING INTEREST

On January 18, 2023, Webull Securities Limited acquired an 80.1% equity interest in PT Mahastra Andalan Sekuritas, subsequently renamed PT Webull Sekuritas Indonesia (“Webull Indonesia”), for $3,663,788. The 80.1% equity interest provides us with a controlling financial interest through voting interests; and, consequently, we consolidate Webull Indonesia and recognize a noncontrolling interest which represents the 19.9% of equity interests in Webull Indonesia that are not owned by us. Upon acquiring the equity interest in Webull Indonesia, we initially recognized a noncontrolling interest in the amount of $910,230. As of June 30, 2025, our equity interest in Webull Indonesia was unchanged at 80.1%. For the three and six months ended June 30, 2025, the Company’s net loss attributable to noncontrolling interest was $110,919 and $257,639, respectively. For the three and six months ended June 30, 2024, the Company’s net loss attributable to noncontrolling interest was $104,600 and $226,420, respectively. The carrying value of the Company’s noncontrolling interest as of June 30, 2025 and December 31, 2024 was $999,736 and $1,273,088, respectively.